Offerings - Offering: 1	Apr. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	425,000
Proposed Maximum Offering Price per Unit	11.40
Maximum Aggregate Offering Price	$ 4,845,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 669.09
Offering Note	The common shares of Vermilion Energy Inc. (the "Common Shares") registered are issuable upon (i) exercise of outstanding deferred share units under the Deferred Share Unit Plan (the "DSU Plan") and (ii) exercise of outstanding securities and securities to be granted under the Omnibus Plan (the "Omnibus Plan" and together with the DSU Plan, the "Plans"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of Common Shares registered hereby is subject to adjustment to prevent dilution by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of the outstanding Common Shares. The filing fees were estimated pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, solely for the purpose of computing the registration fee for Common Shares to be issued pursuant to the Plans based on the average of the high and low prices reported for a Common Share on the New York Stock Exchange on April 17, 2026, which was US$11.40 per share.